Income Taxes - Operating Losses (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign
Operating Loss
Net operating losses	$ 1.8	$ 1.9	$ 1.3